ACQUISITIONS AND DIVESTITURES - Narrative (Details) $ / shares in Units, $ in Thousands		5 Months Ended	12 Months Ended
	Jul. 29, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) subsidiary	Jan. 30, 2023 USD ($)	Jul. 30, 2021 $ / shares	Jul. 31, 2018 USD ($)
Business Acquisition [Line Items]
Investment balance				$ 120,900
Underwriting fees and other issuance costs					$ 29,600
Merger, transaction and other related costs			$ 0	0	30,072
Goodwill		$ 511,333	513,312	497,453	511,333
Incremental charge to costs of sales related to uplift of inventory acquired		35,200
Incremental charge to costs of sales related to uplift of property, plant and equipment acquired		$ 39,700			28,400
Goodwill acquired			9,926	1,197
Gain on disposal of businesses			0	192	$ 11
Discontinued Operations, Disposed of by Sale
Business Acquisition [Line Items]
Gain on disposal of businesses				200
Number of subsidiaries divested | subsidiary					2
Fresh Express | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Fresh Vegetables
Business Acquisition [Line Items]
Sale of division						$ 293,000
IPO
Business Acquisition [Line Items]
Price per share of shares issued (in USD per share) | $ / shares							$ 16.00
Underwriting fees and other issuance costs					$ 29,600
Legacy Dole
Business Acquisition [Line Items]
Total consideration	$ 576,186
Goodwill	273,300			273,274
Tax deductible goodwill	0
Intangible assets acquired	310,700			310,659
Previously uncapitalized costs included in property, plant and equipment acquired	68,100
Legacy Dole | DOLE brand
Business Acquisition [Line Items]
Intangible assets acquired	$ 306,300
Other Acquisitions
Business Acquisition [Line Items]
Goodwill acquired			9,900	1,200
Total Produce | Dole plc
Business Acquisition [Line Items]
Equity interest acquired	82.50%
Total Produce | Legacy Dole
Business Acquisition [Line Items]
Equity interest acquired	55.00%
Total consideration	$ 576,200
Legacy Dole
Business Acquisition [Line Items]
Remaining ownership percentage								0.550
C&C Parties | Dole plc
Business Acquisition [Line Items]
Equity interest acquired	17.50%
Legacy Dole
Business Acquisition [Line Items]
Equity Method Investment, Other than Temporary Impairment			0	0	122,926
Gain (loss) on step-up acquisition			0	0	4,023
Gain on preexisting contractual arrangements with Legacy Dole			$ 0	$ 0	$ 93,000
Legacy Dole | Total Produce
Business Acquisition [Line Items]
Ownership percentage		45.00%			45.00%			45.00%
Investment balance	$ 259,000							$ 300,000